Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
5.00% Notes Due August 15, 2014 [Member]
Debt Instrument [Line Items]
Senior notes, interest rate	5.00%	5.00%
1.875% Notes Due October 1, 2017 [Member]
Debt Instrument [Line Items]
Senior notes, interest rate	1.875%	1.875%
Senior Notes, maturity date	Oct. 01, 2017	Oct. 01, 2017
7.75% Notes Due September 15, 2018 [Member]
Debt Instrument [Line Items]
Senior notes, interest rate	7.75%	7.75%
Senior Notes, maturity date	Sep. 15, 2018	Sep. 15, 2018
6.125% Notes Due August 14, 2019 [Member]
Debt Instrument [Line Items]
Senior notes, interest rate	6.125%	6.125%
Senior Notes, maturity date	Aug. 14, 2019	Aug. 14, 2019
3.250% Notes Due October 1, 2022 [Member]
Debt Instrument [Line Items]
Senior notes, interest rate	3.25%	3.25%
Senior Notes, maturity date	Oct. 01, 2022	Oct. 01, 2022
4.625% Notes Due October 1, 2042 [Member]
Debt Instrument [Line Items]
Senior notes, interest rate	4.625%	4.625%
Senior Notes, maturity date	Oct. 01, 2042	Oct. 01, 2042